The 2015 Semi-Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Semi-Annual Report included herein.

PACIFIC SELECT SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

Variable Accounts	Underlying Portfolios	Shares	Cost	Value

	Pacific Select Fund
High Yield Bond	High Yield Bond Class I *	64,016	$397,444	$448,525
Inflation Managed	Inflation Managed Class I *	64,830	726,060	645,396
Managed Bond	Managed Bond Class I *	79,746	899,784	944,160
Equity Index	Equity Index Class I *	32,306	901,485	1,498,256
Growth	Growth Class I *	15,603	220,871	316,432
Main Street® Core	Main Street Core Class I *	7,406	139,582	216,828
Small-Cap Growth	Small-Cap Growth Class I *	627	8,153	9,042
Small-Cap Index	Small-Cap Index Class I *	51,355	522,029	961,454
Emerging Markets	Emerging Markets Class I *	31,696	473,391	475,539
International Value	International Value Class I *	53,471	680,390	603,701

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Money Market Service Class	Fidelity VIP Money Market Service Class	116,732	116,732	116,732

*	The variable accounts did not receive any dividends or capital gains distributions from the underlying portfolios/funds during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2015 (Unaudited)

	Variable Accounts

	High Yield Bond	Inflation Managed	Managed Bond	Equity Index	Growth	Main Street Core	Small-Cap Growth

ASSETS
Investments in mutual funds, at value	$448,525	$645,396	$944,160	$1,498,256	$316,432	$216,828	$9,042

Total Assets	448,525	645,396	944,160	1,498,256	316,432	216,828	9,042

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	208	156	443	773	157	230	26

Mortality and expense risk fees	278	396	583	944	196	136	6

Total Liabilities	486	552	1,026	1,717	353	366	32

NET ASSETS	$448,039	$644,844	$943,134	$1,496,539	$316,079	$216,462	$9,010

Units Outstanding	8,011	13,116	16,897	20,571	4,806	2,845	452

Accumulation Unit Value	$55.93	$49.17	$55.82	$72.75	$65.76	$76.08	$19.92

Cost of Investments	$397,444	$726,060	$899,784	$901,485	$220,871	$139,582	$8,153

	Small-Cap Index	Emerging Markets	International Value	Fidelity VIP Money Market Service Class

ASSETS
Investments in mutual funds, at value	$961,454	$475,539	$603,701	$116,732

Receivables:
Due from Pacific Life Insurance Company	-	-	167	-

Total Assets	961,454	475,539	603,868	116,732

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	572	78	-	2

Mortality and expense risk fees	600	294	380	72

Total Liabilities	1,172	372	380	74

NET ASSETS	$960,282	$475,167	$603,488	$116,658

Units Outstanding	41,882	13,693	22,415	11,779

Accumulation Unit Value	$22.93	$34.70	$26.92	$9.90

Cost of Investments	$522,029	$473,391	$680,390	$116,732

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2015 (Unaudited)

	Variable Accounts

	High Yield Bond	Inflation Managed	Managed Bond	Equity Index	Growth	Main Street Core	Small-Cap Growth

INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-	$-

EXPENSES
Mortality and expense risk fees	1,556	2,279	3,320	5,315	1,092	769	54

Net Investment Income (Loss)	(1,556)	(2,279)	(3,320)	(5,315)	(1,092)	(769)	(54)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,526	(1,105)	1,412	22,702	(23)	9,572	4,268

Capital gains distributions (1)	-	-	-	-	-	-	-

Realized Gain (Loss) on Investments	1,526	(1,105)	1,412	22,702	(23)	9,572	4,268

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	12,903	(883)	1,697	(4,911)	11,753	(4,807)	(3,003)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,873	($4,267)	($211)	$12,476	$10,638	$3,996	$1,211

	Small-Cap Index	Emerging Markets	International Value	Fidelity VIP Money Market Service Class

INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$6

EXPENSES
Mortality and expense risk fees	3,292	1,687	2,053	449

Net Investment Income (Loss)	(3,292)	(1,687)	(2,053)	(443)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	4,102	785	(3,025)	-

Capital gains distributions (1)	-	-	-	-

Realized Gain (Loss) on Investments	4,102	785	(3,025)	-

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	37,633	(4,481)	40,987	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,443	($5,383)	$35,909	($443)

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2015 (1)	2014	2015 (1)	2014	2015 (1)	2014

	High Yield Bond		Inflation Managed		Managed Bond

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,556)	($2,997)	($2,279)	($4,703)	($3,320)	($6,573)

Realized gain (loss) on investments	1,526	2,204	(1,105)	(7,978)	1,412	6,148

Change in net unrealized appreciation (depreciation) on investments	12,903	(746)	(883)	28,857	1,697	35,096

Net Increase (Decrease) in Net Assets Resulting from Operations	12,873	(1,539)	(4,267)	16,176	(211)	34,671

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	22,914	10,399	650	(36,447)	40,154	(106,465)

Policy maintenance charges	(2,510)	(4,707)	(2,351)	(4,973)	(3,736)	(7,910)

Policy benefits and terminations	-	(1,376)	-	(1,148)	(4,256)	-

Policy loans and loan repayments (2)	(901)	(1,931)	(3,088)	(3,069)	(3,601)	(3,908)

Other (2)	(19)	(6)	(9)	(25)	(19)	(53)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	19,484	2,379	(4,798)	(45,662)	28,543	(118,336)

NET INCREASE (DECREASE) IN NET ASSETS	32,357	840	(9,065)	(29,486)	28,332	(83,665)

NET ASSETS
Beginning of Year or Period	415,682	414,842	653,909	683,395	914,802	998,467

End of Year or Period	$448,039	$415,682	$644,844	$653,909	$943,134	$914,802

	Equity Index		Growth		Main Street Core

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($5,315)	($9,664)	($1,092)	($1,996)	($769)	($1,698)

Realized gain (loss) on investments	22,702	9,206	(23)	(713)	9,572	11,095

Change in net unrealized appreciation (depreciation) on investments	(4,911)	166,911	11,753	25,295	(4,807)	14,352

Net Increase (Decrease) in Net Assets Resulting from Operations	12,476	166,453	10,638	22,586	3,996	23,749

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	23,958	38,878	7,515	1,106	(25,559)	(15,662)

Policy maintenance charges	(4,021)	(7,412)	(795)	(1,403)	(797)	(1,996)

Policy benefits and terminations	(13,678)	-	-	-	-	-

Policy loans and loan repayments (2)	(4,084)	(5,001)	87	(1,136)	(590)	(1,830)

Other (2)	110	(34)	(16)	(30)	(8)	(44)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,285	26,231	6,791	(1,463)	(26,954)	(19,532)

NET INCREASE (DECREASE) IN NET ASSETS	14,761	192,684	17,429	21,123	(22,958)	4,217

NET ASSETS
Beginning of Year or Period	1,481,778	1,289,094	298,650	277,527	239,420	235,203

End of Year or Period	$1,496,539	$1,481,778	$316,079	$298,650	$216,462	$239,420

(1) Unaudited.

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts

	Period Ended	Year Ended	Period Ended	Year/Period Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2015 (1)	2014	2015 (1)	2014	2015 (1)	2014

	Small-Cap Growth		Small-Cap Index		Emerging Markets

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($54)	($203)	($3,292)	($6,156)	($1,687)	($3,599)

Realized gain (loss) on investments	4,268	55	4,102	4,216	785	3,595

Change in net unrealized appreciation (depreciation) on investments	(3,003)	(10)	37,633	34,685	(4,481)	(28,302)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,211	(158)	38,443	32,745	(5,383)	(28,306)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	(24,886)	13,218	24,983	8,364	5,946	(4,976)

Policy maintenance charges	(58)	(265)	(3,908)	(7,416)	(1,511)	(3,453)

Policy benefits and terminations	-	-	(5,100)	(1,893)	-	-

Policy loans and loan repayments (2)	(3)	(103)	(4,382)	(5,320)	(2,681)	(3,970)

Other (2)	(3)	(1)	(41)	(62)	(4)	27

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(24,950)	12,849	11,552	(6,327)	1,750	(12,372)

NET INCREASE (DECREASE) IN NET ASSETS	(23,739)	12,691	49,995	26,418	(3,633)	(40,678)

NET ASSETS
Beginning of Year or Period	32,749	20,058	910,287	883,869	478,800	519,478

End of Year or Period	$9,010	$32,749	$960,282	$910,287	$475,167	$478,800

	International Value		Fidelity VIP Money Market Service Class (3)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,053)	($4,177)	($443)	($1,028)

Realized gain (loss) on investments	(3,025)	(6,956)	-	-

Change in net unrealized appreciation (depreciation) on investments	40,987	(56,641)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	35,909	(67,774)	(443)	(1,028)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	30,100	(10,394)	(105,776)	224,123

Policy maintenance charges	(1,738)	(3,879)	(585)	(1,440)

Policy benefits and terminations	-	-	-	(82)

Policy loans and loan repayments (2)	(2,995)	(4,442)	178	1,713

Other (2)	(38)	18	2	(4)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	25,329	(18,697)	(106,181)	224,310

NET INCREASE (DECREASE) IN NET ASSETS	61,238	(86,471)	(106,624)	223,282

NET ASSETS
Beginning of Year or Period	542,250	628,721	223,282	-

End of Year or Period	$603,488	$542,250	$116,658	$223,282

(1) Unaudited.

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

(3) Operations commenced on April 30, 2014.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
High Yield Bond
01/01/2015 - 06/30/2015 (Unaudited)	$55.93	8,011	$448,039	0.00%	0.70%	2.86%
2014	54.37	7,645	415,682	0.00%	0.70%	(0.33%)
2013	54.55	7,605	414,842	0.00%	0.70%	6.50%
2012	51.22	8,064	413,065	7.09%	0.70%	14.49%
2011	44.74	7,961	356,170	11.34%	0.70%	2.70%
2010	43.56	11,389	496,178	7.73%	0.70%	13.73%
Inflation Managed
01/01/2015 - 06/30/2015 (Unaudited)	$49.17	13,116	$644,844	0.00%	0.70%	(0.66%)
2014	49.49	13,213	653,909	0.00%	0.70%	2.39%
2013	48.33	14,139	683,395	0.00%	0.70%	(9.55%)
2012	53.44	14,779	789,760	2.30%	0.70%	9.10%
2011	48.98	15,816	774,736	6.24%	0.70%	11.07%
2010	44.10	15,650	690,158	2.05%	0.70%	8.02%
Managed Bond
01/01/2015 - 06/30/2015 (Unaudited)	$55.82	16,897	$943,134	0.00%	0.70%	0.03%
2014	55.80	16,394	914,802	0.00%	0.70%	3.70%
2013	53.81	18,556	998,467	0.00%	0.70%	(2.89%)
2012	55.41	18,820	1,042,810	5.06%	0.70%	9.95%
2011	50.40	19,757	995,693	6.21%	0.70%	3.12%
2010	48.87	16,608	811,686	3.42%	0.70%	8.20%
Equity Index
01/01/2015 - 06/30/2015 (Unaudited)	$72.75	20,571	$1,496,539	0.00%	0.70%	0.77%
2014	72.19	20,525	1,481,778	0.00%	0.70%	12.59%
2013	64.12	20,105	1,289,094	0.00%	0.70%	31.00%
2012	48.95	21,961	1,074,896	2.38%	0.70%	14.96%
2011	42.58	22,895	974,800	3.05%	0.70%	1.11%
2010	42.11	23,304	981,280	2.01%	0.70%	14.01%
Growth
01/01/2015 - 06/30/2015 (Unaudited)	$65.76	4,806	$316,079	0.00%	0.70%	3.42%
2014	63.59	4,696	298,650	0.00%	0.70%	8.12%
2013	58.82	4,718	277,527	0.00%	0.70%	33.27%
2012	44.13	8,160	360,133	0.92%	0.70%	17.41%
2011	37.59	8,228	309,290	1.07%	0.70%	(6.71%)
2010	40.30	13,261	534,340	1.10%	0.70%	10.46%
Main Street Core
01/01/2015 - 06/30/2015 (Unaudited)	$76.08	2,845	$216,462	0.00%	0.70%	2.03%
2014	74.57	3,211	239,420	0.00%	0.70%	10.04%
2013	67.76	3,471	235,203	0.00%	0.70%	30.85%
2012	51.79	8,904	461,105	1.00%	0.70%	16.20%
2011	44.57	10,003	445,816	1.28%	0.70%	(0.22%)
2010	44.67	9,971	445,377	1.01%	0.70%	15.33%
Small-Cap Growth
01/01/2015 - 06/30/2015 (Unaudited)	$19.92	452	$9,010	0.00%	0.70%	10.27%
2014	18.06	1,813	32,749	0.00%	0.70%	(0.33%)
2013	18.12	1,107	20,058	0.00%	0.70%	32.94%
2012	13.63	1,408	19,197	0.07%	0.70%	12.08%
2011	12.16	2,629	31,977	0.00%	0.70%	(3.77%)
2010	12.64	2,179	27,542	0.00%	0.70%	25.14%
Small-Cap Index
01/01/2015 - 06/30/2015 (Unaudited)	$22.93	41,882	$960,282	0.00%	0.70%	4.11%
2014	22.02	41,333	910,287	0.00%	0.70%	3.66%
2013	21.25	41,602	883,869	0.00%	0.70%	37.31%
2012	15.47	46,355	717,240	1.05%	0.70%	15.32%
2011	13.42	51,912	696,514	0.64%	0.70%	(5.17%)
2010	14.15	45,114	638,345	0.81%	0.70%	25.54%
Emerging Markets
01/01/2015 - 06/30/2015 (Unaudited)	$34.70	13,693	$475,167	0.00%	0.70%	(1.10%)
2014	35.09	13,645	478,800	0.00%	0.70%	(5.66%)
2013	37.19	13,967	519,478	0.00%	0.70%	7.99%
2012	34.44	14,159	487,663	0.76%	0.70%	20.67%
2011	28.54	15,765	449,951	2.23%	0.70%	(18.54%)
2010	35.04	7,561	264,924	1.08%	0.70%	26.13%

See Notes to Financial Statements	See explanation of references on page 7

PACIFIC SELECT SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
International Value
01/01/2015 - 06/30/2015 (Unaudited)	$26.92	22,415	$603,488	0.00%	0.70%	6.53%
2014	25.27	21,454	542,250	0.00%	0.70%	(11.17%)
2013	28.45	22,097	628,721	0.00%	0.70%	20.83%
2012	23.55	24,847	585,055	3.49%	0.70%	16.99%
2011	20.13	25,462	512,465	8.99%	0.70%	(13.51%)
2010	23.27	32,389	753,720	2.75%	0.70%	1.87%
Fidelity VIP Money Market Service Class
01/01/2015 - 06/30/2015 (Unaudited)	$9.90	11,779	$116,658	0.01%	0.70%	(0.34%)
04/30/2014 - 12/31/2014	9.94	22,468	223,282	0.01%	0.70%	(0.46%)
(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(2)	The expense ratios represent annualized policy fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios for periods of less than one full year are annualized.
(3)	Total returns reflect changes in unit values of the underlying portfolios and deductions for M&E fees assessed through the daily AUV calculation. These charges are assessed at an annual rate of 0.70% of the average daily net assets of each variable account as discussed in Note 4 in Notes to the Financial Statements. Total returns do not include deductions at the separate account or policy level for any cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Select Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2015 is comprised of eleven subaccounts (“Variable Accounts”). The assets in each of the Variable Accounts, as presented in the Schedule of Investments on page 1 of this brochure, invest in the corresponding portfolios (each a “Portfolio” and collectively the “Portfolios”) of Pacific Select Fund (See Note 4) and Fidelity Variable Insurance Products Funds (collectively, the “Funds”).

Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

On April 30, 2014, the net assets of the Pacific Select Fund’s Cash Management Portfolio Class I, the underlying portfolio for the Cash Management Variable Account, were transferred to the Fidelity VIP Money Market Portfolio Service Class, the underlying portfolio for the Fidelity VIP Money Market Service Class Variable Account through a liquidation and plan of substitution (the “Substitution”). In connection with the Substitution, any units that remained in the Cash Management Variable Account after the close of business on April 30, 2014 were transferred to the Fidelity VIP Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the Fidelity VIP Money Market Portfolio and Cash Management Portfolio, as of the close of business on April 30, 2014. The Cash Management Variable Account is not included in this semi-annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of Pacific Life.

The Separate Account funds modified single premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.

D. Recent Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”) that eliminates the requirement to classify the investments measured at an investment’s fair value using the net asset value per share within the fair value hierarchy. In addition, the requirement to make specific disclosures for all investments eligible to be assessed at fair value with the net asset value per share practical expedient has been removed. Instead, such disclosures are restricted only to investments that the entity has decided to measure using the practical expedient. This ASU is effective for fiscal years beginning after December 15, 2015. Management is currently evaluating the impact that the implementation of this ASU will have on the Separate Account’s financial statement disclosures.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividends and capital gains distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Currently, each of the Portfolios in the Pacific Select Fund is treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. Therefore, no dividends and capital gains distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the period ended June 30, 2015.

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for the mortality and expense risks Pacific Life assumes at an annual rate of 0.70% of the average daily net assets of each Variable Account. The mortality and expense risk fees are included in the accompanying Statements of Operations. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than predicted, therefore Pacific Life will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the policies will exceed the amounts realized from the fees and charges assessed against the policies.

The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. These fees are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations, and cost of insurance and charges for riders are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to the Variable Accounts’ own operations expenses, they also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, any other taxes that might be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of each Variable Account (except for the Fidelity VIP Money Market Service Class Variable Account) invest in Class I shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are provided separately. For the period ended June 30, 2015, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 0.80%, which are based on an annual percentage of average daily net assets of the Portfolios, and PSD received a service fee of 0.20% on Class I shares only, which is based on an annual percentage of average daily net assets of the Portfolios.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended June 30, 2015 were as follows:

Variable Accounts	Purchases	Sales	Variable Accounts	Purchases	Sales

High Yield Bond	$29,986	$12,024	Small-Cap Growth	$-	$25,016
Inflation Managed	869	7,965	Small-Cap Index	26,197	17,840
Managed Bond	42,015	16,778	Emerging Markets	6,280	6,223
Equity Index	45,546	48,544	International Value	31,341	7,998
Growth	9,290	3,568	Fidelity VIP Money Market Service Class	2,226	108,922
Main Street Core	-	27,732

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical holdings
Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2015, the Variable Accounts’ holdings as presented in the Schedule of Investments on page 1 of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs.

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the period ended June 30, 2015 and for the year or period ended December 31, 2014 were as follows:

	2015			2014

Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

High Yield Bond	555	(189)	366	328	(288)	40
Inflation Managed	20	(117)	(97)	59	(985)	(926)
Managed Bond	733	(230)	503	55	(2,217)	(2,162)
Equity Index	631	(585)	46	605	(185)	420
Growth	145	(35)	110	66	(88)	(22)
Main Street Core	-	(366)	(366)	190	(450)	(260)
Small-Cap Growth	-	(1,361)	(1,361)	767	(61)	706
Small-Cap Index	1,184	(635)	549	840	(1,109)	(269)
Emerging Markets	175	(127)	48	90	(412)	(322)
International Value	1,221	(260)	961	371	(1,014)	(643)
Fidelity VIP Money Market Service Class (1)	239	(10,928)	(10,689)	22,779	(311)	22,468

(1) Operations commenced on April 30, 2014.

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2030

Omaha, Nebraska 68103-2030

Semi-Annual Report as of June 30, 2015

• Pacific Select Separate Account of Pacific Life Insurance Company

Form No.	15-21759-16